Line of Credit	6 Months Ended
Jun. 30, 2026
Line of Credit [Abstract]
LINE OF CREDIT

9. LINE OF CREDIT

On April 26, 2023, the Company entered into a three-year bank credit facility with BIDV, under which the Company can draw-down up to $90,000,000 by April 25, 2026. The credit facility was collateralized by certain of the Company’s buildings and machinery (Note 6) and guaranteed by SinCo. The interest rate for this credit facility was 9.5% per annum, subject to vary every six months. The interest rate was reduced to 8% since August 2023, and reduced to 6.5% since March 2024 and to 6.3% since September 2024. In September 2025, the interest rate was revised to 7.7%. In April 2026, the Company has fully repaid the outstanding loans payable.

For the six months ended June 30, 2026 and 2025, the Company did not draw down loans from the long-term bank credit facility from BIDV, respectively. For the six months ended June 30, 2026 and 2025, the Company repaid loans of $5,479,664 and $7,051,681 for the long-term bank credit facility from BIDV, respectively.

For the three months ended June 30, 2026 and 2025, the Company recognized interest expenses of $11,763 and $253,317, respectively, from long-term bank borrowings. For the six months ended June 30, 2026 and 2025, the Company recognized interest expenses of $90,449 and $560,132, respectively, from long-term bank borrowings. None of the interest expenses was capitalized in property and equipment.

Short-term bank credit facility

On January 31, 2024, the Company entered into a one-year revolving bank credit facility with BIDV (“2024 Bank Credit Facility”), under which the Company can draw-down up to $100,000,000 by January 30, 2025. Each loan is repayable in five months. The borrowings bear interest rates ranging between 3.6% and 4% per annum. As of June 30, 2025, the Company has fully settled the outstanding loans payable upon maturity. As of June 30, 2025, there were no outstanding loans under the 2024 Bank Credit Facility.

In March 2025, The Company entered the revolving bank credit facility with BIDV (“2025 Bank Credit Facility”), under which the Company can draw-down up to $30,000,000 by February 28, 2026. In February 2026, the Company renewed the revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2027. Each loan is repayable in five months. The borrowings bear interest rates ranging between 3.5% and 3.8% per annum. As of June 30, 2026, the Company had drawn down loans of $25,674,126 from the 2025 Bank Credit Facility.

Letter of credit

In April 2025, the Company issued a letter of credit of $5.0 million, as security deposit for a period of three years, to landlord of a solar module plant in Texas. The letter of credit was collateralized with bank deposits of $5.0 million.

For the six months ended June 30, 2026, the Company issued eight letters of credit aggregating $44.5 million, as security deposit to a customer for delivery of products underlying the sales agreements between the Company and the customer. In July 2026, the Company terminated four letters of credit aggregating $10.8 million.